Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 08, 2010	Feb. 10, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issue of ordinary shares for acquisition of Citylead (in shares)		65,934,066
Conversion of the Convertible Notes (in shares)	78,814,628
Vesting of nonvested shares					16,454
Beginning balance			$ 305,183
Issue of ordinary shares for acquisition of Citylead					12,835
Conversion of the Convertible Notes					16,750
Foreign currency translation adjustments			3,525	13,026	7,365
Share-based compensation			1,170	2,172	1
Net income (loss)			(3,294)	27,127	27,840
Ending balance			306,284	305,183
Ordinary Shares
Beginning balance (in shares)					650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)					65,934,066
Cancellation of treasury stock (in shares)					918,000
Conversion of the Convertible Notes (in shares)					78,814,628
Vesting of nonvested shares					16,454
Ending Balance (in shares)			794,003,193	794,003,193	794,003,193
Issue of ordinary shares for acquisition of Citylead					1
Conversion of the Convertible Notes					2
Additional paid-in capital
Issue of ordinary shares for acquisition of Citylead					12,834
Cancellation of treasury stock					(199)
Conversion of the Convertible Notes					13,202
Share-based compensation			1,170	2,172	1
Treasury stock
Cancellation of treasury stock					199
Accumulated other comprehensive income
Foreign currency translation adjustments			3,225	12,499	7,235
Parent Company
Beginning balance			305,183	263,385	202,270
Issue of ordinary shares for acquisition of Citylead					12,835
Cancellation of treasury stock
Conversion of the Convertible Notes					13,204
Foreign currency translation adjustments			3,225	12,499	7,235
Share-based compensation			1,170	2,172	1
Net income (loss)			(3,294)	27,127	27,840
Ending balance			306,284	305,183	263,385
Parent Company | Ordinary Shares
Beginning balance (in shares)			794,003,193	794,003,193	650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)					65,934,066
Cancellation of treasury stock (in shares)					(918,000)
Conversion of the Convertible Notes (in shares)					78,814,628
Vesting of nonvested shares					16,454
Ending Balance (in shares)			794,003,193	794,003,193	794,003,193
Beginning balance			16	16	13
Issue of ordinary shares for acquisition of Citylead					1
Cancellation of treasury stock
Conversion of the Convertible Notes					2
Foreign currency translation adjustments
Share-based compensation
Net income (loss)
Ending balance			16	16	16
Parent Company | Additional paid-in capital
Beginning balance			141,667	139,495	113,657
Issue of ordinary shares for acquisition of Citylead					12,834
Cancellation of treasury stock					(199)
Conversion of the Convertible Notes					13,202
Foreign currency translation adjustments
Share-based compensation			1,170	2,172	1
Net income (loss)
Ending balance			142,837	141,667	139,495
Parent Company | Treasury stock
Beginning balance					(199)
Issue of ordinary shares for acquisition of Citylead
Cancellation of treasury stock					199
Conversion of the Convertible Notes
Foreign currency translation adjustments
Share-based compensation
Net income (loss)
Ending balance
Parent Company | Accumulated other comprehensive income
Beginning balance			43,597	31,098	23,863
Issue of ordinary shares for acquisition of Citylead
Cancellation of treasury stock
Conversion of the Convertible Notes
Foreign currency translation adjustments			3,225	12,499	7,235
Share-based compensation
Net income (loss)
Ending balance			46,822	43,597	31,098
Parent Company | Retained Earnings
Beginning balance			119,903	92,776	64,936
Issue of ordinary shares for acquisition of Citylead
Cancellation of treasury stock
Conversion of the Convertible Notes
Foreign currency translation adjustments
Share-based compensation
Net income (loss)			(3,294)	27,127	27,840
Ending balance			$ 116,609	$ 119,903	$ 92,776